Debt (long and short-term) (Tables)	12 Months Ended
Dec. 31, 2021
Debt (long and short-term) [Abstract]
Long and Short-Term Debt
Long and short-term debt consisted of the following:

	December 31, 2021		December 31, 2020
(In millions of €)	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	598.5	602.1	—	—
Commercial papers	80.0	80.0	393.0	393.0
Bank borrowings and other	4.8	4.8	9.4	9.4
Financial debts	683.3	686.9	402.4	402.4
Lease liability	305.8	305.8	244.3	244.3
FINANCIAL DEBTS & LEASE LIABILITY	989.1	992.7	646.7	646.7

Maturity of Debt
The split by maturity as of December 31, 2021 is as follow:

(In millions of €)	Maturity	< 1 year	Within 2 years	Within 3 years	Thereafter
Bonds	598.5	4.5	—	—	594.0
Commercial papers	80.0	80.0	—	—	—
Bank borrowings and other	4.8	4.7	0.1	—	—
Financial debts	683.3	89.2	0.1	—	594.0
Lease liability	305.8	68.9	59.1	51.5	126.3
FINANCIAL DEBTS & LEASE LIABILITY	989.1	158.1	59.2	51.5	720.3

Movements of Debt
The movements over the period December 31, 2020, to December 31, 2021, are as follows:

(In millions of €)	Bonds	Commercial papers	Bank borrowings and other	Lease liability	Total
Value as of December 31, 2020	—	393.0	9.4	244.3	646.7
Increase – issuance	598.5	—	620.4	201.5	1,420.4
Decrease – reimbursement	—	(313.0)	(628.7)	(97.3)	(1,039.0)
Change in scope of consolidation	—	—	—	0.1	0.1
Foreign exchange	—	—	0.3	7.3	7.6
Others	—	—	3.4	(50.1)	(46.7)
VALUE AS OF DECEMBER 31, 2021	598.5	80.0	4.8	305.8	989.1